SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
SMALLCAP BLEND FUND

Supplement dated December 16, 2011
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,
September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Annual Fund Operating Expenses table and substitute:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) For the year ended October 31, 2010
Annual Fund Operating Expenses	Class J SmallCap Blend Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.47%

Delete the Example and substitute
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class J SmallCap Blend Fund	250	465	803	1,757

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class J SmallCap Blend Fund	150	465	803	1,757